Debt - Revolving Facilities - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Nov. 23, 2018 CreditFacility	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of committed revolving credit facilities | CreditFacility	2
Debt-to-capitalization ratio		0.13	0.13	0.21
Outstanding letters of credit for financial security requirements under power purchase agreements			$ 822
Surety bonds outstanding		$ 350
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt-to-capitalization ratio		0.55	0.55
US$ 4.0 Billion Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowings			$ 4,000	$ 3,000
Maturity date		November 2023
US $ 600 Million Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowings			600	$ 1,200
Maturity date		November 2021
Outstanding letters of credit			$ 573
Uncommitted credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowings		$ 2,150
Outstanding letters of credit		1,820
Stand alone credit facility [member]
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit		$ 369